Consolidated Statements of Cash Flows - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net profit before tax	kr 7,035	kr 3,983	kr 5,904
Reversal of financial items, net	(678)	(965)	409
Adjustment for non-cash transactions	801	526	459
Change in operating assets and liabilities	(1,930)	(770)	987
Cash flows from operating activities before financial items	5,228	2,774	7,759
Interest received	283	208	170
Interest elements of lease payments	(15)	(12)	(9)
Interest paid	(1)		(11)
Corporate taxes paid	(1,583)	(742)	(1,476)
Net cash provided by operating activities	3,912	2,228	6,433
Cash flows from investing activities:
Investment in tangible assets	(317)	(252)	(307)
Marketable securities bought	(9,659)	(15,514)	(12,414)
Marketable securities sold	7,254	14,469	10,370
Other investments bought	(39)	(102)
Other investments sold		438
Net cash (used in) investing activities	(2,761)	(961)	(2,351)
Cash flows from financing activities:
Warrants exercised	280	135	140
Principal elements of lease payments	(73)	(58)	(44)
Purchase of treasury shares	(908)	(447)
Payment of withholding taxes on behalf of employees on net settled RSUs	(88)	(50)	(25)
Net cash provided by (used in) financing activities	(789)	(420)	71
Changes in cash and cash equivalents	362	847	4,153
Cash and cash equivalents at the beginning of the period	8,957	7,260	3,552
Exchange rate adjustments	574	850	(445)
Cash and cash equivalents at the end of the period	9,893	8,957	7,260
Cash and cash equivalents include:
Bank deposits	9,299	8,661	5,054
Short-term marketable securities	kr 594	kr 296	kr 2,206